Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000015930 | Hawaii State, Housing Finance & Development8739770
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015930 | Honolulu Hawaii City & County8740205
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015930 | Hawaii State, Housing Finance & Development8739763
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015930 | Hawaii State, Harbor System Revenue8740076
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015930 | Hawaii State, Housing Finance & Development8739768
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015930 | Honolulu Hawaii City & County, Wastewater System Revenue8740228
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015930 | Hawaii State, Airports System Authority8739868
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015930 | Honolulu Hawaii City & County, Wastewater System Revenue8740225
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015930 | Hawaii State, Housing Finance & Development8740423
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015930 | University of Hawaii8740420
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015930 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015930 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015930 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015930 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015930 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015930 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015930 | Airports
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015930 | Housing
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000015930 | Water
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000015930 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000015931 | Hawaii State, Housing Finance & Development8739770
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015931 | Honolulu Hawaii City & County8740205
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015931 | Hawaii State, Housing Finance & Development8739763
Holdings [Line Items]
Percent of Total Investments	2.30%
C000015931 | Hawaii State, Harbor System Revenue8740076
Holdings [Line Items]
Percent of Total Investments	1.90%
C000015931 | Hawaii State, Housing Finance & Development8739768
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015931 | Honolulu Hawaii City & County, Wastewater System Revenue8740228
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015931 | Hawaii State, Airports System Authority8739868
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015931 | Honolulu Hawaii City & County, Wastewater System Revenue8740225
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015931 | Hawaii State, Housing Finance & Development8740423
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015931 | University of Hawaii8740420
Holdings [Line Items]
Percent of Total Investments	1.40%
C000015931 | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015931 | Cash Equivalent
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015931 | General Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000015931 | Education
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000015931 | Healthcare
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000015931 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000015931 | Airports
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000015931 | Housing
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000015931 | Water
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000015931 | General Obligations
Holdings [Line Items]
Percent of Net Asset Value	31.50%